(DO NOT USE THIS SPACE)                            ----------------------------
------------------------                                  OMB APPROVAL
                                                   ----------------------------
                                                   OMB NUMBER:        3235-0230
                                                   EXPIRES:        MAY 31, 2000
                                                   ESTIMATED AVERAGE BURDEN
                                                   HOURS PER RESPONSE......1.00
                                                   ----------------------------

------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                  FORM N-23C-1

                       STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form.  If acknowledgment is desired, file this form with the Commission in triplicate.)

                 REPORT FOR CALENDAR MONTH ENDING June 30, 2001
                                                  --------------------

                          Franklin Capital Corporation
        ----------------------------------------------------------------
               (Name of registered closed-end investment company)

------------------------------------------------------------------------------------------------
                                                        Approximate Asset
  Date of                       Number of    Price     Value or Approximate      Name of Seller
   Each       Identification     Shares       Per    Asset Coverage Per Share       or of
Transaction    of Security      Purchased    Share      at Time of Purchase     Seller's Broker
------------------------------------------------------------------------------------------------
June 1,       Franklin Capital   6,000       $5.05            $3.80              First New York
2001          Corporation                                                        Securities
              Common Stock




------------------------------------------------------------------------------------------------

REMARKS:                                           Franklin Capital Corporation
                                                  ------------------------------
                                                        Name of Registrant

                                              By        /s/ Hiram M. Lazar
                                                  ------------------------------
                                                              (Name)

Date of Statement:  July 6, 2001                      Chief Financial Officer
                   ------------------             ------------------------------
                                                              (Title)

     POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION
       CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM
                 DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

                                                                 SEC 1580 (5-97)